Marketable securities and investment in associate (Disclosure of marketable securities) (Details)	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure Of Marketable Securities [Line Items]
Fair value, Beginning Balance	$ 454,219
Fair value, Ending Balance	$ 1,819,800
Marketable Securities [Member]
Disclosure Of Marketable Securities [Line Items]
Fair value, Beginning Balance		$ 454,219
Acquired		1,819,800
Transferred to investment in associate		(855,000)
Gain/(Loss)		400,781
Fair value, Ending Balance		1,819,800	$ 454,219
Marketable Securities [Member] | Captiva Verde Wellness Corp [Member]
Disclosure Of Marketable Securities [Line Items]
Fair value, Beginning Balance		454,219	2,992,500
Acquired		0	0
Transferred to investment in associate		(855,000)	0
Gain/(Loss)		400,781	(2,538,281)
Fair value, Ending Balance		0	454,219
Marketable Securities [Member] | Green Matters Technologies Inc [Member]
Disclosure Of Marketable Securities [Line Items]
Fair value, Beginning Balance		0
Acquired		1,819,800
Transferred to investment in associate		0
Gain/(Loss)		0
Fair value, Ending Balance		$ 1,819,800	$ 0